Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Significant Accounting Policies [Line Items]
Carrying amount of the investments, included in other assets	$ 193,413	$ 189,386	$ 193,413	$ 189,484
Liability for estimated future capital contributions to the investments	$ 178,584	$ 179,026	$ 178,584	$ 172,899
Number of derivative contracts outstanding | contract	0	0	0	0
Impairment of intangible assets	$ 10,688	$ 2,022	$ 10,688	$ 0
Allowance for doubtful accounts	40,450	52,997	40,450	49,420
Inventory valuation reserves	87,715	$ 103,698	$ 87,715	$ 91,217
Useful life of intangible assets		17 years	10 years	11 years
Amounts outstanding under standby letter of credit agreements	43,658	$ 75,272	$ 43,658	$ 45,407
Warranty accruals acquired		130,442
Cumulative other comprehensive loss included adjustments for foreign currency translation	501,277	353,346	501,277	482,629
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	125,096	84,863	125,096	104,346
Unrealized net gains (losses) on marketable equity securities	$ 1,015	2,320	1,015	(120)
Unrealized net gains on cash flow hedges		51,019
Research and development costs included in technical expenditures		58,474	58,041	57,667
Advertising cost		374,059	351,002	338,188
Reduction of selling, general and administrative expense upon adoption		(4,785,415)	$ (4,134,517)	$ (3,885,668)
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09 | Pro Forma
Significant Accounting Policies [Line Items]
Reduction of selling, general and administrative expense upon adoption		$ 60,000
Minimum
Significant Accounting Policies [Line Items]
Useful life of intangible assets		15 years
Maximum
Significant Accounting Policies [Line Items]
Useful life of intangible assets		20 years
Trademarks | The Americas Group
Significant Accounting Policies [Line Items]
Impairment of intangible assets		$ 2,022